Intangible Assets	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Intangible assets
9	Intangible assets
Intangible assets include expenditures with the development of the software, placement agent, management contracts and the goodwill generated by the acquisition of SPS.
The software development comprises mainly products for Risk System and Portfolio Allocation, whose purpose is to evaluate the risk of the funds and to allocate the clients’ portfolio and systems and applications which are being developed to support retirement services applications.
The Entity assesses at each reporting date whether there is an indication that an intangible asset may be impaired. If any indication exists, the Entity estimates the asset’s recoverable amount. There were no
indications of impairment of intangible assets for the year ended December 31, 2023 and 2022.

	12/31/2023
	Software development	Placement Agent (a)	Goodwill (b)		Management Contracts (c)	Total
Cost
At January 1, 2023	28,250	1,359	162,290		22,049	213,948
Additions	12,684	19,469	—		—	32,153
Foreign exchange variation of intangible assets abroad	(601)	(106)	—		—	(707)

At December 31, 2023	40,333	20,722	162,290		22,049	245,394

Accumulated amortization
At January 1, 2023	(23,629)	(65)	—		(1,016)	(24,710)
Amortization	(1,636)	(1,863)	—		(3,048)	(6,547)
Foreign exchange variation of intangible assets abroad	579	32	—			611

At December 31, 2023	(24,686)	(1,896)	—		(4,064)	(30,646)

At January 1, 2023	4,621	1,294	162,290		21,033	189,238

At December 31, 2023	15,647	18,826	162,290		17,985	214,748

Amortization rate (per year) - %	20%	(a )	(b	)	(c )	—
(a) Refers to amounts capitalized relating to agreements with investments placement agents relating to funds raised from investors in funds managed by the Group. These amounts are amortized based on the estimated duration of the related funds. When a Fund has an undefined useful life (Perpetual funds), Placement agent costs are amortized within 10 years. In case of an early liquidation of the funds, the amortization period is adjusted, or if there is an indication of impairment, an impairment evaluation is performed and recognized, if necessary.

(b) Goodwill has an indefinite useful life and are not subject to amortization. Goodwill is tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. At December 31, 2023, goodwill was tested and no provision for impairment losses was identified by Vinci.
Key assumptions to determine the fair value of goodwill include discounted cash flow calculations based on current performance and considering current market indicators listed below. There were no significant changes to assumptions between acquisition and reporting date.
Inputs to determine fair value of Goodwill:

Annual inflation rate – Brazil	4%
Discount Rate	12.5%
(c) Refers to the purchase price allocated to Fund’s Management Contracts as a result of SPS acquisition. These amounts are amortized based on the duration of the related funds, from September 2022 to December 2030.
Other assets than Goodwill are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units).

	12/31/2022
	Software development	Placement Agent (a)	Goodwill (b)		Management Contracts (c)	Total
Cost
At January 1, 2022	24,790	—	—		—	24,790
Additions	4,018	1,359	—		—	5,377
Assets recognized as a result of SPS acquisition	—	—	162,290		22,049	184,339
Foreign exchange variation of intangible assets abroad	(558)	—	—		—	(558)

At December 31, 2022	28,250	1,359	162,290		22,049	213,948

Accumulated amortization
At January 1, 2022	(23,633)	—	—		—	(23,633)
Annual amortization	(559)	(65)	—		(1,016)	(1,640)
Foreign exchange variation of intangible assets abroad	563	—	—		—	563

At December 31, 2022	(23,629)	(65)	—		(1,016)	(24,710)

At January 1, 2022	1,157	—	—		—	1,157

At December 30, 2022	4,621	1,294	162,290		21,033	189,238

Amortization rate (per year) - %	20%	(a )	(b	)	(c )	—